Organization and Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2013
Organization and Basis of Presentation
Summary of changes in accumulated other comprehensive income (loss) by component, net of tax impact, at the dates and for the specified periods

The following table summarizes the changes in accumulated other comprehensive income (loss) by component, net of tax impact, at the dates and for the periods indicated (in thousands). All amounts are net of income taxes.

	Three months
	ended September 30,
	2013	2012
Beginning Balance	$(880)	$1,475

Other comprehensive income (loss) before reclassifications(a)	(795)	791

Amounts reclassified from accumulated other comprehensive income (loss)(a)	(3)	23

Net current-period other comprehensive income (loss)	(798)	814
Ending Balance	$(1,678)	$2,289

	Nine months
	ended September 30,
	2013	2012
Beginning Balance	$2,358	$1,329

Other comprehensive income (loss) before reclassifications(a)	(3,936)	787

Amounts reclassified from accumulated other comprehensive income (loss)(a)	(100)	173

Net current-period other comprehensive income (loss)	(4,036)	960
Ending Balance	$(1,678)	$2,289

(a)         All other comprehensive income (loss) and reclassifications are related to available-for-sale securities.